INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in allowances and provisions
Beginning	$ (18,897,489)	$ (11,393,545)
Additions	(13,572,494)	(9,007,212)
Subject to foreclosure	1,230,387
Deconsolidation of subsidiary	355,898
Uses and reversals	2,882,082	1,467,829
Currency conversion difference	(1,948,957)	35,439
Ending	(29,950,573)	(18,897,489)
Discontinued operations
Changes in allowances and provisions
Provision expense	72,538	90,898
Total deducted from assets
Changes in allowances and provisions
Beginning	(17,629,917)	(10,137,843)
Additions	(7,670,677)	(8,671,439)
Subject to foreclosure	1,230,387
Uses and reversals	2,368,854	1,158,036
Currency conversion difference	(1,923,766)	21,329
Ending	(23,625,119)	(17,629,917)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(14,123,463)	(7,050,280)
Additions	(5,703,377)	(7,123,716)
Subject to foreclosure	105,050
Uses and reversals	1,663,857
Currency conversion difference	(1,999,173)	50,533
Ending	(20,057,106)	(14,123,463)
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(3,506,454)	(3,087,563)
Additions	(1,967,300)	(1,547,723)
Subject to foreclosure	1,125,337
Uses and reversals	704,997	1,158,036
Currency conversion difference	75,407	(29,204)
Ending	(3,568,013)	(3,506,454)
Total included in liabilities
Changes in allowances and provisions
Beginning	(1,267,572)	(1,255,702)
Additions	(5,901,817)	(335,773)
Deconsolidation of subsidiary	355,898
Uses and reversals	513,228	309,793
Currency conversion difference	(25,191)	14,110
Ending	(6,325,454)	(1,267,572)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(1,267,572)	(1,255,702)
Additions	(5,901,817)	(335,773)
Deconsolidation of subsidiary	355,898
Uses and reversals	513,228	309,793
Currency conversion difference	(25,191)	14,110
Ending	$ (6,325,454)	$ (1,267,572)